As filed with the Securities and Exchange Commission on December 23, 2025

No. 333-191019

No. 811-22883

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 46	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 51	☒
(Check appropriate box or boxes)

ARK ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o ARK Investment Management LLC
200 Central Avenue, Suite 220
St. Petersburg, FL 33701
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (727) 810-8160

	With a copy to	With a copy to:
Corporation Service Company	Kellen Carter, Esq.	Philip T. Hinkle, Esq.
251 Little Falls Drive	Chief Compliance Officer	Dechert LLP
Wilmington, DE 19808	ARK Investment Management LLC	1900 K Street, NW
(Name and Address of Agent for	200 Central Avenue, Suite 220	Washington, DC 20006
Service)	St. Petersburg, FL 33701

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

☐	Immediately upon filing pursuant to paragraph (b)
☒	On January 22, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On _______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On _______________ pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 40 to its Registration Statement until January 22, 2026. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 40 under the Securities Act of 1933 and Amendment No. 45 under the Investment Company Act of 1940, filed on October 14, 2025, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Petersburg, and State of Florida, on the 23rd day of December, 2025.

ARK ETF Trust

By:	/s/ Kellen Carter
Name:	Kellen Carter
Title:	Chief Compliance Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title

/s/ Scott R. Chichester*	Trustee
Scott R. Chichester

/s/ Darlene T. DeRemer*	Trustee
Darlene T. DeRemer

/s/ Robert G. Zack*	Trustee
Robert G. Zack

/s/ Catherine D. Wood*	Trustee, Chief Executive Officer and Chief Investment Officer
Catherine D. Wood

/s/ Kellen Carter	Chief Compliance Officer
Kellen Carter

/s/ William C. Cox	Treasurer and Chief Financial Officer
William C. Cox

* By:	/s/ Kellen Carter
Kellen Carter
Attorney-in-Fact